Corporate Income Taxes - Additional Information (Detail) € in Millions, $ in Millions		6 Months Ended
	Mar. 21, 2025	Apr. 30, 2025 EUR (€)	Apr. 30, 2025 CAD ($)	Jan. 31, 2025 CAD ($)
Disclosure Of Income Taxes [Line Items]
Expected Increase In Effective Tax Rate		1.00%
Revenue Amount For Tax Assessment | €		€ 750
Global minimum tax rate		15.00%
2014 to 2019 taxation year [member] | Subsidiaries [member]
Disclosure Of Income Taxes [Line Items]
Subsidiary amount for tax assessment notice served			$ 637	$ 637
2011 to 2019 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency			1,634	$ 1,634
2018 to 2019 taxation year [member] | Subsidiaries [member]
Disclosure Of Income Taxes [Line Items]
Subsidiary amount for tax assessment notice served			$ 3
Top of range [member]
Disclosure Of Income Taxes [Line Items]
Capital gains inclusion rate	66.70%
Bottom of range [member]
Disclosure Of Income Taxes [Line Items]
Capital gains inclusion rate	50.00%